Note 12 - Investments in Non-consolidated Companies - Principal Non-consolidated Companies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Value		$ 640,294	$ 557,031	$ 490,645
Ternium s.a. [member]
Statement Line Items [Line Items]
Percentage of ownership		11.46%
Value		$ 563,700
Ternium s.a. [member] | LUXEMBOURG
Statement Line Items [Line Items]
Percentage of ownership	[1]	11.46%	11.46%
Value	[1]	$ 563,735	$ 491,285
Usiminas [member]
Statement Line Items [Line Items]
Value		$ 70,600
Usiminas [member] | BRAZIL
Statement Line Items [Line Items]
Percentage of ownership	[2]	3.08%	3.08%
Value	[2]	$ 70,642	$ 61,904
Other [member]
Statement Line Items [Line Items]
Value		$ 5,917	$ 3,842

[1]	Including treasury shares.
[2]	At December 31, 2017 and 2016 the voting rights were 5.2%.